SCHEDULE OF CUMULATIVE OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding, beginning balance		4,007,000
Weighted average exercise price per share, outstanding, beginning balance		$ 2.23
Weighted average contractual term (in years), outstanding		2 years 6 months 14 days	2 years 6 months 14 days
Aggregate intrinsic value, outstanding, beginning		$ 2,004
Number of shares, granted		125,000
Weighted average exercise price per share, granted		$ 3.00
Weighted average contractual term (in years), granted		2 years 11 months 15 days
Aggregate intrinsic value, granted		$ 152,000
Number of shares, outstanding, ending balance		4,132,000	4,007,000
Weighted average exercise price per share, outstanding, ending balance		$ 2.23	$ 2.23
Aggregate intrinsic value, outstanding, beginning		$ 2,156	$ 2,004
Number of shares, outstanding, Vested		125,000	4,007,000
Weighted average exercise price per share, vested		$ 3.00	$ 2.23
Weighted average contractual term (in years), Vested during the period	3 years		2 years 11 months 15 days
Aggregate intrinsic value, Vested during the period		$ 152	$ 2,004
Number of shares, outstanding, Vested at end of period	4,007,000		125,000
Weighted average exercise price per share, Vested at end of period	$ 2.23		$ 3.00
Aggregate intrinsic value, Vested at end of period	$ 2,004		$ 152
Number of shares, outstanding , Exercisable at the end of period		4,132,000	4,007,000
Weighted average exercise price per share, Exercisable at the end of period		$ 2.26	$ 2.23
Weighted average contractual term (in years), Exercisable at the end of period		2 years 25 days	2 years 6 months 14 days
Aggregate intrinsic value, Exercisable at the end of period		$ 2,156	$ 2,004
Number of shares, outstanding, vested			4,007,000
Weighted average exercise price per share, vested			$ 2.23
Weighted average contractual term (in years), Vested at end of period			2 years 6 months 14 days
Aggregate intrinsic value, Vested at end of period			$ 2,004
Expired on February 10, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			2,050,000
Weighted average exercise price per share, granted			$ 1.50
Weighted average contractual term (in years), granted			3 years
Aggregate intrinsic value, granted			$ 1,025,000
Expired on June 7, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			1,650,000
Weighted average exercise price per share, granted			$ 3.00
Weighted average contractual term (in years), granted			3 years
Aggregate intrinsic value, granted			$ 825,000
Expired on August 30, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			307,000
Weighted average exercise price per share, granted			$ 3.00
Weighted average contractual term (in years), granted			3 years
Aggregate intrinsic value, granted			$ 154,000